Vessels	12 Months Ended
Dec. 31, 2015
Property Plant And Equipment [Abstract]
Vessels

4.       Vessels

During 2014, the Company, through its subsidiaries Delap Shipping Company Inc., Jabor Shipping Company Inc. and Dud Shipping Company Inc., acquired from unaffiliated third parties the vessels “March”, “Great” and “Pamina”, respectively, for an aggregate purchase price of $60,300. An amount of $348 was deducted from the purchase price of the vessels, representing lumpsum compensations agreed with the sellers. In 2015, the Company, through its subsidiaries Kapa Shipping Company Inc. and Mago Shipping Company Inc., entered into two memoranda of agreement with unrelated parties, to acquire the container vessels “YM Los Angeles” and “YM New Jersey”, respectively, for the purchase price of $21,500 each. The vessels were acquired with attached time charters, for which a deferred asset was recognized (Note 6). Later in 2015, the Company, through its subsidiaries Meck Shipping Company Inc. and Langor Shipping Company Inc., entered into two memoranda of agreement with unrelated parties, to acquire the container vessels “Rotterdam” and “Hamburg”, for a purchase price of $37,500 and $38,500 respectively. An amount of $475 was deducted from the purchase price of the vessel “Rotterdam”, representing a lumpsum compensation agreed with the sellers. Additional capitalized costs for the years ended December 31, 2015 and 2014 amounted to $495 and $427.

In 2015, the Company, after taking into account factors as the vessels' age and employment prospects under the current market conditions, determined the future undiscounted cash flows for each of its vessels, considering its various alternatives, including that certain vessels would be sold immediately after the expiration of their existing charter parties. This assessment concluded that the carrying value of the vessel Hanjin Malta was not recoverable and accordingly, the Company has recognized an impairment loss of $6,607, which is separately reflected in the 2015 accompanying statement of operations. The fair value of the vessel, which was sold subsequent to the balance sheet date (Note 16), was determined through Level 3 inputs of the fair value hierarchy as determined by management, making also use of available market data for the market value of vessels with similar characteristics. The vessel was measured at fair value on a non-recurring basis as a result of the management's impairment test exercise. The fair value and impairment loss of the specific vessel are presented below:

Vessel	Fair Value Measurement	Vessel Impairment Loss
Hanjin Malta	$5,020	$6,607

During 2014, the Company, through its subsidiary Mejit Shipping Company Inc., sold the vessel “Sardonyx” (ex “APL Sardonyx”) to an unaffiliated third party for demolition, for a sale price of $9,722, net of address commission. In 2015, the Company, through Lemongina Inc., entered into a memorandum of agreement to sell the vessel “ Garnet” (ex “ APL Garnet”) to an unrelated party for demolition, for a sale price of $7,615, net of address commission. The aggregate loss from the sale of the vessels in 2015 and 2014, including direct to sale expenses, amounted to $8,300 and $695, respectively, and is separately reflected in the accompanying consolidated statements of operations.

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessels' Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2013	$284,108	$(18,736)	$265,372
- Acquisitions and other vessels' costs	60,379	-	60,379
- Vessels' disposals	(11,409)	1,929	(9,480)
- Depreciation for the period	-	(10,177)	(10,177)
Balance, December 31, 2014	$333,078	$(26,984)	$306,094
- Acquisitions and other vessels' costs	$113,020	-	113,020
- Vessels' disposals	(17,588)	2,243	(15,345)
- Depreciation for the period	-	(12,613)	(12,613)
- Impairment charges	(6,607)	-	(6,607)
Balance, December 31, 2015	$421,903	$(37,354)	$384,549

As at December 31, 2015, certain of the Company's vessels, having a total carrying value of $275,602, were provided as collateral to secure the term facility with the Royal Bank of Scotland plc, discussed in Note 7.